Document And Entity Information	Jul. 19, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the current report on Form 8-K furnished by Guaranty Bancshares, Inc., a Texas corporation (the “Company”), with the Securities and Exchange Commission (the “SEC”) on July 19, 2021 (the “Original Form 8-K”). The purpose of this Amendment is to adjust the PPP-related loan interest and fees for the first and second quarter of 2021 presented in the financial information furnished in Exhibit 99.1 to the Original Form 8-K.
Amendment Flag	true
Document Period End Date	Jul. 19, 2021
Entity Registrant Name	GUARANTY BANCSHARES, INC.
Entity Central Index Key	0001058867
Entity Emerging Growth Company	true
Entity File Number	001-38087
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	75-1656431
Entity Address, Address Line One	16475 Dallas Parkway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Addison
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75001
City Area Code	888
Local Phone Number	572-9881
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	GNTY
Security Exchange Name	NASDAQ